Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of key management personnel compensation

	Year Ended June 30,
(in € thousands)	2020	2021	2022

Short-term compensation	1,623	6,421	4,035
Personnel expenses from long-term employee benefits	1,340	1,216	—
Income from reversal of other long-term employee benefits	—	(2,056)	—
Long-term employee benefits (net income)	1,340	(840)	—
Share-based compensation - Old Plans	65	427	—
Share-based compensation - IPO related compensation for Managing Directors	—	61,578	38,723
Share-based compensation - Long-term incentive program	—	—	957
Total Share-based compensation	65	62,005	39,680
Total personnel expenses for Managing Directors	3,028	67,586	43,716